Debt and Lease Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended									1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended					1 Months Ended							12 Months Ended	1 Months Ended		1 Months Ended		3 Months Ended				1 Months Ended			3 Months Ended
	Jan. 31, 2013	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 From 2007 to 2015	Dec. 31, 2012 2013	Jan. 31, 2013 Subsequent Event	Dec. 31, 2012 U.S Dollar Denominated Federal Funds Rate	Dec. 31, 2012 Secured Debt	Dec. 31, 2012 Term Loans Maturing May 2013 U.S Dollar Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2013 U.S Dollar Denominated Federal Funds Rate	Dec. 31, 2012 Term Loans Maturing May 2013 Euro Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2013 Euro Denominated Base Rate	Dec. 31, 2012 Term Loans Maturing May 2015 U.S Dollar Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2015 U.S Dollar Denominated Federal Funds Rate	Dec. 31, 2012 Term Loans Maturing May 2015 Euro Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2015 Euro Denominated Base Rate	Mar. 31, 2012 Revolving Credit Facility	May 31, 2011 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	May 31, 2011 Revolving Credit Facility Through May 31,2011	May 31, 2011 Revolving Credit Facility Through May 31,2011 Adjusted LIBOR	May 31, 2011 Revolving Credit Facility After May 31, 2011 Adjusted LIBOR	Jan. 31, 2013 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2012 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2013 6.625% First Priority Senior Notes Due 2020	Dec. 31, 2012 6.625% First Priority Senior Notes Due 2020	Jan. 31, 2013 6.625% First Priority Senior Notes Due 2020 Subsequent Event	Jan. 31, 2012 8.875% Senior Secured Notes Due 2018	Mar. 31, 2013 8.875% Senior Secured Notes Due 2018	Dec. 31, 2012 8.875% Senior Secured Notes Due 2018	Jan. 31, 2010 8.875% Senior Secured Notes Due 2018	Jan. 31, 2013 8.875% Senior Secured Notes Due 2018 Subsequent Event	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020	Mar. 31, 2013 9.00% Second-Priority Senior Secured Notes Due 2020	Dec. 31, 2012 9.00% Second-Priority Senior Secured Notes Due 2020	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020 Private Placement	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020 Debt Exchange	Nov. 30, 2010 9.75% Second-Priority Senior Secured Notes due 2014	Dec. 31, 2012 Australia Facility Due 2014	Mar. 02, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014	Jan. 31, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014	Mar. 02, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014 Subsequent Event	Jan. 31, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014 Subsequent Event	Mar. 31, 2013 ABL Facility	Mar. 31, 2012 ABL Facility	Mar. 31, 2013 ABL Facility Adjusted LIBOR	Mar. 31, 2013 ABL Facility Alternate Base Rate	Mar. 31, 2013 ABL Facility Subsequent Event	Mar. 31, 2013 ABL Facility Subsequent Event Adjusted LIBOR	Mar. 31, 2013 ABL Facility Subsequent Event Alternate Base Rate	Mar. 31, 2013 2013 Refinancing Transactions
Debt Instrument [Line Items]
Synthetic Letter of Credit Facility			$ 47
Line of Credit Facility, Future Borrowing Capacity			171
Line of Credit Facility, Maximum Borrowing Capacity			192							200									192																						10						400			400
Aggregate principal amount of debt that should mature within 91 days to trigger earlier maturity date										200																																				50				50
Debt instrument, earlier maturity date term										The facilities were subject to an earlier maturity date, on any date that more than $200 in the aggregate principal amount of certain of the Company's debt would mature within 91 days of that date.																																				The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date.				The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date.
Percentage of total per year of the term loan and LOCs repayment required										1.00%
Debt instrument, additional interest rate on variable rate									0.50%		2.25%	0.75%	2.25%	0.75%	3.75%	2.25%	3.75%	2.25%	4.75%				2.50%	4.50%																								2.25%	1.25%		2.25%	1.25%
Ticking fee on committed amounts																						2.00%
Commitment fees percentage on unused line																			0.50%	4.50%																										0.50%				0.50%
Fronting fee on aggregate face amount of outstanding letters of credit																				0.25%
Commitment fees percentage on letter of credit		0.10%
Revolving line of credit facility further extended																			171
Revolving line of credit facility, previous borrowing capacity																			200
Available borrowings under revolving credit facility			180																		180
Debt instrument, aggregate principal amount issued																									1,100	450			1,100	200			1,000	200	574			440	134
Debt instrument, stated interest rate																									6.625%	6.625%	6.625%	6.625%	6.625%	8.875%	8.875%	8.875%	8.875%	8.875%	9.00%	9.00%	9.00%			9.75%
Debt instrument, issue price percentage																									100.75%	100.00%			100.75%	100.00%				100.00%
Debt instrument, aggregate principal amount repaid																										454														127		31	89	31	89
Fees associated with debt, incurred																										14																											34
Unamortized deferred financing fees written-off																										1																											6
Debt instrument, maturity date																																			Nov. 15, 2020
Sinking fund payment, per year						20	18
Debt instrument, variable interest rate basis																																									90 day Australian or New Zealand Bank Bill Rates
Rental Expense under Operating Leases			36	36	36
Net proceeds from issuance of debt																									1,108				1,108
Premium from issuance of debt																									8				8
Repayment of loans under senior secured credit facilities	910							910
Debt instrument, redemption price percentage																																										100.00%		100.00%
Incremental liquidity provided	$ 54							$ 54
Debt covenant, fixed charge coverage ratio																																														1,000,000				1,000,000
Debt instrument, covenant description																																														The ABL Facility does not have any financial maintenance covenants, other than a fixed charge coverage ratio of 1.0 to 1.0 that only applies if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time.				The ABL Facility does not have any financial maintenance covenant, other than a fixed charge coverage ratio of 1.0 to 1.0 that would only apply if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time.